Securities at Amortised Costs - Summary of Debt Securities (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Debt securities at amortised cost	[1]	€ 48,966	€ 0
Available-for-sale investments			69,730
Held-to-maturity investments			9,343
Loans and advances to customers	[1]	584,714	571,909
Loans and advances to banks	[1]	31,627	28,811
Available-for-sale investments and Assets at amortised cost		48,966	9,343
Trading assets		63,817	116,748
Designated as at fair value through profit or loss		2,775	4,242
Financial assets at fair value through profit or loss	[1]	151,503	123,221
Total Financial assets		896,208	836,747
Debt securities [member]
Disclosure of financial assets [line items]
Debt securities at fair value through other comprehensive income		24,968
Debt securities at amortised cost		48,966
Available-for-sale investments			65,747
Held-to-maturity investments			9,343
Loans and advances to customers			5,099
Loans and advances to banks			265
Available-for-sale investments and Assets at amortised cost		73,934	80,454
Trading assets		7,237	7,477
Designated as at fair value through profit or loss		3,226	1,739
Financial assets at fair value through profit or loss		10,463	9,216
Total Financial assets		€ 84,397	€ 89,670

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.